Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Swan Enhanced Dividend Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Swan Enhanced Dividend Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Swan Enhanced Dividend Income ETF

SCLZ

(A series of Northern Lights Fund Trust III)

Supplement dated April 2, 2025 to

the Prospectus and Summary Prospectus dated November 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and supersedes any information to the contrary in the Prospectus.

Effective immediately, the first paragraph of the Stock Selection Strategy on page 1 of the Prospectus and page 2 of the Summary Prospectus is replaced with the following:

The Fund’s sub-adviser constructs the Fund’s stock portfolio using a quantitative screening process. The sub-adviser begins with companies included in the S&P 100 Index. The index consists of U.S. large cap stocks, diversified across sectors and industries. The index tends to be cap-weighted with megacap stocks making up a larger proportion of the portfolio. The portfolio consists of "value", "core", and "growth" stocks. All of the stocks have healthy dividends and option chains, allowing the Fund to write options on the individual names and collect premiums

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information dated November 1, 2024. This Supplement provides information that you should know before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request without charge by calling the Fund at 1-877-383-7259.